Occupational healthcare obligation - Change in obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 825	R 1,017	R 1,194
Balance at the end of the year	400	825	1,017
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	400	825	1,017
Current portion of occupational healthcare obligation	0	(44)	0
Non-current portion of occupational healthcare obligation	400	781	1,017
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	825	1,017
Interest charge	70	85	77
Change in estimate recognised in profit or loss	(365)	(211)	(14)
Payments made	(130)	(66)	(240)
Balance at the end of the year	400	825	1,017
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 400	R 825	R 1,017